Risk/Return Detail Data - VIPFundsManagerFunds-InvestorComboPRO	Nov. 29, 2024
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFundsManagerFunds-InvestorComboPRO | VIP FundsManager 20% Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance Products FundsManager 20% PortfolioFundsManager 30% PortfolioFundsManager 40% PortfolioFundsManager 50% PortfolioFundsManager 60% PortfolioFundsManager 70% PortfolioFundsManager 85% PortfolioInvestor ClassApril 29, 2024Prospectus
Strategy Narrative [Text Block]	Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).